American Century Government Income Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CAPITAL PRESERVATION FUND * GINNIE MAE FUND * GOVERNMENT AGENCY MONEY MARKET FUND
* GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT
FUND

Supplement dated September 4, 2007 * Statement of Additional Information dated
August 1, 2007

EFFECTIVE AUGUST 31, 2007, THE ADVISOR CLASS OF GOVERNMENT AGENCY MONEY MARKET
WAS LIQUIDATED AND THE INVESTOR CLASS WAS REORGANIZED INTO THE CAPITAL
PRESERVATION FUND. ACCORDINGLY, ALL REFERENCES TO GOVERNMENT AGENCY MONEY MARKET
SHOULD BE DELETED FROM THE STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING REPLACES THE Complex Fee Schedule TABLE ON PAGE 38.

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                    INVESTOR, C AND R CLASSES (ALL  ADVISOR CLASS
                    FUNDS); ADVISOR CLASS (GINNIE   (GOVERNMENT BOND
                    MAE AND INFLATION-ADJUSTED      AND SHORT-TERM
                    BOND)                           GOVERNMENT)       INSTITUTIONAL
COMPLEX ASSETS      FEE RATE                        FEE RATE          CLASS FEE RATE
-------------------------------------------------------------------------------------
First $2.5 billion  0.3100%                         0.0600%           0.1100%
-------------------------------------------------------------------------------------
Next $7.5 billion   0.3000%                         0.0500%           0.1000%
-------------------------------------------------------------------------------------
Next $15 billion    0.2985%                         0.0485%           0.0985%
-------------------------------------------------------------------------------------
Next $25 billion    0.2970%                         0.0470%           0.0970%
-------------------------------------------------------------------------------------
Next $25 billion    0.2870%                         0.0370%           0.0870%
-------------------------------------------------------------------------------------
Next $25 billion    0.2800%                         0.0300%           0.0800%
-------------------------------------------------------------------------------------
Next $25 billion    0.2700%                         0.0200%           0.0700%
-------------------------------------------------------------------------------------
Next $25 billion    0.2650%                         0.0150%           0.0650%
-------------------------------------------------------------------------------------
Next $25 billion    0.2600%                         0.0100%           0.0600%
-------------------------------------------------------------------------------------
Next $25 billion    0.2550%                         0.0050%           0.0550%
-------------------------------------------------------------------------------------
Thereafter          0.2500%                         0.0000%           0.0500%
-------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Multiple Class Structure ON
PAGE 57.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class and the Advisor Class (Government Bond and Short-Term Government) are made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares of Government
Bond and Short-Term Government are subject to a Master Distribution and
Shareholder Services Plan (the Government Bond and Short-Term Government Advisor
Class Plan). The Advisor and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. With the exception of the Advisor Class of Government Bond and Short-Term
Government, the unified management fee for the C, R and Advisor Classes is the same as for Investor Class, but the C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual Shareholder Services
Plan (the C Class Plan, R Class Plan and Advisor Class Plan, respectively, and collectively with the Government Bond and Short-Term Government Advisor Class
Plan, the plans) described below. The plans have been adopted by the funds'
Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

THE FOLLOWING REPLACES THE HEADING Advisor Class Plan ON PAGE 50.

Advisor Class Plan (Government Bond and Short-Term Government)

THE AMOUNT OF FEES PAID FOR GINNIE MAE AND INFLATION-ADJUSTED BOND SHOULD BE
DELETED FROM THE ADVISOR CLASS PLAN (GOVERNMENT BOND AND SHORT-TERM GOVERNMENT)
SECTION ON PAGES 50-51.

THE FOLLOWING SECTION IS ADDED AFTER THE Advisor Class Plan (Government Bond and
Short-Term Government) SECTION ON PAGE 51.

Advisor Class Plan (Ginnie Mae and Inflation-Adjusted Bond)

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Ginnie Mae                       $371,650

     Inflation-Adjusted Bond        $2,559,098

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor;

(b)  providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for investors and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2007, the amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

     Ginnie Mae                        $185,825

     Inflation-Adjusted Bond         $1,279,549

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include, but are not limited to,

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2007, the amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

      Ginnie Mae                       $185,825

      Inflation-Adjusted Bond        $1,279,549

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56563 0708